Shareholders’ Equity - Movements in the number of options outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments Y	Dec. 31, 2017 USD ($) EquityInstruments Y	Dec. 31, 2016 USD ($) EquityInstruments Y
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option	$ 2.02	$ 3.21	$ 3.72
Term options	10 years
Option life, share options granted | Y	5	5	5
Stock options outstanding, beginning of year (in shares) | EquityInstruments	3,331,875	2,205,989	1,108,935
Granted (in shares) | EquityInstruments	1,570,366	1,199,447	1,214,126
Forfeited (in shares) | EquityInstruments	(142,467)	(72,527)	(116,181)
Exercised (in shares) | EquityInstruments	(226,098)	(1,034)	(891)
Lapsed (in shares) | EquityInstruments	(22,164)
Stock options outstanding, end of the year (in shares) | EquityInstruments	4,511,512	3,331,875	2,205,989
Exercisable stock options, end of the year (in shares) | EquityInstruments	1,683,731	1,148,893	615,246
Stock options outstanding, beginning of year (in dollars per share)	$ 4.78	$ 4.88	$ 4.19
Granted (in dollars per share)	3.11	4.63	5.49
Forfeited (in dollars per share)	4.29	5.56	4.64
Exercised (in dollars per share)	4.02	3.54	2.38
Lapsed (in dollars per share)	6.00
Stock options outstanding, end of the year (in dollars per share)	$ 4.24	$ 4.78	$ 4.88
Weighted average life | Y	7.6	7.9	8.3
Options exercised during the year	$ 15.36	$ 4.32	$ 4.23
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	1.11	1.11	1.11
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 20.34	$ 20.34	$ 20.34